Environmental Liabilities - Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets (Detail) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	CAD 229	CAD 265
Less: discounting accumulated liabilities to present value	22	26
Discounted environmental liabilities	207	239
PCB [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	168	195
Less: discounting accumulated liabilities to present value	20	23
Discounted environmental liabilities	148	172
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	61	70
Less: discounting accumulated liabilities to present value	2	3
Discounted environmental liabilities	CAD 59	CAD 67